Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Tables
Schedule of temporary differences and credits that give rise to significant portions of net deferred income tax asset

Deferred income taxes reflect the net income tax effects of temporary differences between the amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes as well as income tax credit carry-forwards. The tax effects of temporary differences and credits that give rise to significant portions of the net deferred income tax asset are as follows:

	Year ended December 31,
	2013	2012

NOL carry-forwards	$18,439,000	$17,729,000
Book basis in goodwill in excess of tax basis	(723,000)	(659,000)
Other intangible assets	277,000	392,000
Non-cash stock-based compensation expense	4,402,000	4,401,000
Non-deductible accruals	1,407,000	1,488,000
Less: Valuation allowance	(24,525,000)	(24,010,000)
Net deferred tax liability	$(723,000)	$(659,000)

Schedule of effective income tax rate reconciliation

The reconciliation of income tax computed at the United States federal statutory tax rate of 34% to the income tax benefit is as follows:

	Year ended December 31,
	2013	2012

Tax benefit at federal statutory rate	-34%	-34%
State taxes, net of federal income tax	-6%	-6%
Change in deferred tax valuation allowance	35%	37%
Income tax expense	-5%	-3%